Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Summary of transactions with related parties

(a)	Transactions with related parties

	2018	2019
	RMB’000	RMB’000
Rental expenses, depreciation and interest expense ( Note i )
– A related company	1,940	2,269
– Non‑controlling interests	1,992	1,220
Acquisition of additional interest in subsidiaries
—A director	6,250	9,274
License income from an associate
—An associate	5,983	—
Service fee expenses
—A related company	5,000	2,500
Interest expense from convertible note
—A shareholder	4,660	4,145

Note i :

The amounts represented rental expenses for the year ended 31 December 2018. As the Group applied IFRS 16 since 1 January 2019, such transactions have been classified and presented as depreciation of the right-of-use assets and interest expense accrued over the lease liabilities for the year ended 31 December 2019.

Summary of balances with related parties

	2018	2019
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	18,070	628
Amounts due from related parties	—	—
Amounts due from directors	24,777	—
Amounts due from non‑controlling interests	12,507	2,473
	55,354	3,101
Amounts due to related parties
Amounts due to related companies	14	622
Amounts due to non‑controlling interests	204	4
	218	626

Summary of key management compensation

	2018	2019
	RMB’000	RMB’000
Basic salaries and bonus	18,653	19,237
Share based compensation	—	33,003
Pension costs - defined contribution plans	226	257
	18,879	52,497

Summary of personal guarantees and corporate guarantee from related company

	2018	2019
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	23,967	61,125